LVIP SSGA International Index Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–98.21%
Australia–6.53%
ANZ Group Holdings Ltd.	414,248	$10,416,369
APA Group	163,480	1,126,166
Aristocrat Leisure Ltd.	73,148	2,325,028
ASX Ltd.	23,603	856,376
BHP Group Ltd.	686,965	24,856,131
Brambles Ltd.	181,033	2,841,182
CAR Group Ltd.	46,746	746,224
Cochlear Ltd.	8,771	1,032,089
Coles Group Ltd.	187,906	2,849,549
Commonwealth Bank of Australia	226,315	26,503,015
Computershare Ltd.	70,157	1,383,669
CSL Ltd.	65,679	6,450,923
Evolution Mining Ltd.	267,999	2,413,254
Fortescue Ltd.	242,135	3,460,012
Goodman Group	288,080	5,172,046
Insurance Australia Group Ltd.	351,884	1,782,023
Lottery Corp. Ltd.	273,677	1,022,060
†Lynas Rare Earths Ltd.	120,858	1,640,945
Macquarie Group Ltd.	49,290	7,001,980
Medibank Pvt Ltd.	328,616	994,321
National Australia Bank Ltd.	413,085	11,948,755
Northern Star Resources Ltd.	179,107	2,603,642
Origin Energy Ltd.	221,976	1,910,139
Pro Medicus Ltd.	6,938	571,809
Qantas Airways Ltd.	81,915	481,189
QBE Insurance Group Ltd.	200,510	2,958,876
REA Group Ltd.	6,755	740,066
Rio Tinto Ltd.	51,186	5,815,425
Santos Ltd.	421,918	2,309,387
Scentre Group	745,542	1,720,210
SGH Ltd.	23,773	676,365
Sigma Healthcare Ltd.	786,725	1,453,834
Sonic Healthcare Ltd.	73,504	1,044,402
South32 Ltd.	575,988	1,736,332
Stockland	310,900	933,268
Suncorp Group Ltd.	140,533	1,577,157
Telstra Group Ltd.	588,425	2,172,234
Transurban Group	429,680	4,191,460
Vicinity Ltd.	546,626	891,760
Washington H Soul Pattinson & Co. Ltd.	51,038	1,434,317
Wesfarmers Ltd.	153,924	7,858,738
Westpac Banking Corp.	460,506	12,726,205
WiseTech Global Ltd.	25,767	695,208
Woodside Energy Group Ltd.	262,545	6,232,168
Woolworths Group Ltd.	162,397	4,100,889
		183,657,197
Austria–0.33%
BAWAG Group AG	10,551	1,604,042
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Austria (continued)
Erste Group Bank AG	43,553	$4,704,826
OMV AG	21,394	1,565,186
Raiffeisen Bank International AG	17,555	751,824
Verbund AG	8,463	646,736
		9,272,614
Belgium–0.88%
Ageas SA	20,728	1,525,850
Anheuser-Busch InBev SA	132,736	9,183,482
D'ieteren Group	3,136	580,639
†Elia Group SA	6,473	994,247
Financiere de Tubize SA	2,672	662,832
Groupe Bruxelles Lambert NV	10,477	953,035
KBC Group NV	31,196	3,818,140
Lotus Bakeries NV	58	654,864
Sofina SA	2,034	493,907
Syensqo SA	10,974	639,702
UCB SA	17,333	5,222,377
		24,729,075
Chile–0.09%
Antofagasta PLC	56,274	2,523,577
		2,523,577
China–0.11%
Belimo Holding AG	1,279	1,038,738
†Futu Holdings Ltd. ADR	8,000	1,094,080
Yangzijiang Shipbuilding Holdings Ltd.	361,800	1,074,686
		3,207,504
Czech Republic–0.03%
†CSG NV	27,484	741,451
		741,451
Denmark–1.48%
AP Moller - Maersk AS Class A	396	969,618
AP Moller - Maersk AS Class B	566	1,413,800
Carlsberg AS Class B	12,139	1,508,081
Coloplast AS Class B	17,887	1,218,443
Danske Bank AS	89,469	4,409,261
†Demant AS	14,412	436,734
DSV AS	28,667	6,923,312
†Genmab AS	8,528	2,296,773
Novo Nordisk AS Class B	434,212	15,889,755
Novonesis Novozymes B Class B	48,472	2,879,777
†Orsted AS	65,827	1,632,444
Pandora AS	10,437	745,973
Rockwool AS Class B	10,898	302,689
LVIP SSGA International Index Fund–1

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Denmark (continued)
Tryg AS	44,560	$1,062,101
		41,688,761
Faeroe Islands–0.15%
Vestas Wind Systems AS	144,331	4,354,598
		4,354,598
Finland–1.20%
Elisa OYJ	19,955	972,017
Fortum OYJ	65,803	1,682,762
Kesko OYJ Class B	33,764	749,843
Kone OYJ Class B	48,700	3,109,043
Metso OYJ	88,178	1,528,150
Neste OYJ	59,768	1,942,314
Nokia OYJ	750,692	6,022,064
Nordea Bank Abp	415,970	7,135,103
Orion OYJ Class B	15,299	1,236,565
Sampo OYJ Class A	344,686	3,666,126
Stora Enso OYJ Class R	85,154	999,954
UPM-Kymmene OYJ	68,173	2,133,798
Wartsila OYJ Abp	70,882	2,640,211
		33,817,950
France–9.67%
Accor SA	24,200	1,160,709
Aeroports de Paris SA	4,365	533,260
Air Liquide SA	78,111	16,145,427
Airbus SE	80,140	15,152,299
†Alstom SA	42,561	1,217,168
Amundi SA	7,069	607,494
AXA SA	226,777	10,420,751
Ayvens SA	48,334	569,863
BioMerieux	5,068	541,434
BNP Paribas SA	135,405	12,899,172
Bollore SE	80,826	462,165
Bouygues SA	24,069	1,394,960
Bureau Veritas SA	49,657	1,486,304
Capgemini SE	21,467	2,533,072
Carrefour SA	73,313	1,357,452
Cie de Saint-Gobain SA	63,099	5,224,245
Cie Generale des Etablissements Michelin SCA	89,504	3,066,307
Covivio SA	5,908	353,082
Credit Agricole SA	153,705	2,868,802
Danone SA	90,526	7,233,675
Dassault Aviation SA	2,386	888,075
Dassault Systemes SE	90,145	1,824,918
Eiffage SA	8,605	1,319,728
Engie SA	250,113	8,060,502
EssilorLuxottica SA	41,769	9,733,227
Gecina SA	6,125	483,270
Getlink SE	35,734	771,098
Hermes International SCA	4,408	8,350,299
Ipsen SA	4,269	797,806
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Kering SA	9,906	$3,008,089
Klepierre SA	26,339	988,823
Legrand SA	35,829	5,566,201
L'Oreal SA	32,356	13,210,648
LVMH Moet Hennessy Louis Vuitton SE	33,602	18,368,511
Orange SA	264,538	5,423,837
Pernod Ricard SA	26,288	1,954,825
Publicis Groupe SA	30,430	2,518,676
Renault SA	24,966	855,932
Rexel SA	34,421	1,363,967
Safran SA	48,466	15,859,499
Sanofi SA	147,817	14,274,654
Sartorius Stedim Biotech	3,741	728,605
Schneider Electric SE	74,084	20,179,121
Societe Generale SA	93,267	6,810,066
Sodexo SA	10,485	538,217
Thales SA	12,166	3,567,620
TotalEnergies SE	268,257	24,619,046
†Unibail-Rodamco-Westfield	16,245	1,792,238
Veolia Environnement SA	83,024	3,162,053
Vinci SA	66,432	9,971,390
		272,218,582
Germany–8.56%
adidas AG	24,223	3,920,656
Allianz SE	51,901	21,918,748
BASF SE	121,923	7,509,282
Bayer AG	135,325	6,262,598
Bayerische Motoren Werke AG	37,880	3,504,153
Beiersdorf AG	13,354	1,200,356
Brenntag SE	15,432	1,045,337
Commerzbank AG	100,097	3,651,469
Continental AG	13,816	964,456
CTS Eventim AG & Co. KGaA	7,577	443,790
Daimler Truck Holding AG	62,857	3,095,444
†Delivery Hero SE	25,006	464,640
Deutsche Bank AG	251,083	7,472,249
Deutsche Boerse AG	25,663	7,517,857
Deutsche Lufthansa AG	80,787	687,964
Deutsche Post AG	124,080	6,539,872
Deutsche Telekom AG	496,593	18,534,473
E.ON SE	299,686	6,563,562
Evonik Industries AG	32,539	638,502
Fresenius Medical Care AG	31,819	1,441,959
Fresenius SE & Co. KGaA	55,692	2,890,178
GEA Group AG	22,186	1,591,129
Hannover Rueck SE	7,947	2,498,543
Heidelberg Materials AG	18,932	3,995,343
Henkel AG & Co. KGaA	12,686	911,241
Hensoldt AG	8,258	732,900
HOCHTIEF AG	2,074	943,403
LVIP SSGA International Index Fund–2

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Infineon Technologies AG	177,950	$8,072,901
Knorr-Bremse AG	9,088	1,038,320
LEG Immobilien SE	8,942	584,107
Mercedes-Benz Group AG	98,651	6,063,376
Merck KGaA	17,049	2,166,139
MTU Aero Engines AG	7,124	2,598,969
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	17,559	11,089,235
Nemetschek SE	7,140	534,500
Rational AG	579	424,784
Rheinmetall AG	6,185	10,432,772
RWE AG	84,183	5,663,731
SAP SE	141,216	24,074,867
Scout24 SE	9,307	718,113
Siemens AG	102,794	25,044,125
Siemens Energy AG	104,631	18,043,559
Siemens Healthineers AG	44,627	1,904,058
Symrise AG	17,038	1,454,904
Talanx AG	7,852	974,332
Vonovia SE	101,074	2,528,107
†Zalando SE	27,840	680,152
		241,031,155
Hong Kong–2.15%
AIA Group Ltd.	1,416,000	15,733,632
BOC Hong Kong Holdings Ltd.	510,500	2,816,430
CK Asset Holdings Ltd.	274,300	1,569,487
CK Hutchison Holdings Ltd.	361,160	2,772,271
CK Infrastructure Holdings Ltd.	76,500	613,469
CLP Holdings Ltd.	209,500	1,972,418
Galaxy Entertainment Group Ltd.	305,000	1,378,566
Henderson Land Development Co. Ltd.	170,149	632,138
HKT Trust & HKT Ltd.	581,592	908,851
Hong Kong & China Gas Co. Ltd.	1,462,358	1,330,235
Hong Kong Exchanges & Clearing Ltd.	163,208	8,233,513
Hongkong Land Holdings Ltd.	134,800	1,050,494
Jardine Matheson Holdings Ltd.	22,400	1,610,184
Link REIT	367,366	1,702,672
MTR Corp. Ltd.	186,157	762,865
Power Assets Holdings Ltd.	182,000	1,419,958
Prudential PLC	344,101	4,784,074
Sands China Ltd.	360,668	768,705
Sino Land Co. Ltd.	549,657	805,433
SITC International Holdings Co. Ltd.	149,000	652,400
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Sun Hung Kai Properties Ltd.	210,005	$3,496,759
Swire Pacific Ltd. Class A	45,500	497,303
Techtronic Industries Co. Ltd.	192,000	2,549,804
WH Group Ltd.	1,050,840	1,381,262
Wharf Holdings Ltd.	112,000	309,096
Wharf Real Estate Investment Co. Ltd.	228,000	663,511
		60,415,530
Ireland–0.70%
AerCap Holdings NV	22,100	3,031,678
AIB Group PLC	291,297	3,109,628
Bank of Ireland Group PLC	127,409	2,311,611
Experian PLC	129,222	4,470,370
Kerry Group PLC Class A	23,806	1,895,428
Kingspan Group PLC	20,993	1,795,109
Ryanair Holdings PLC	112,122	3,156,442
		19,770,266
Isle Of Man–0.02%
Entain PLC	70,318	528,257
		528,257
Israel–1.01%
Azrieli Group Ltd.	4,610	618,394
Bank Hapoalim BM	167,179	3,926,198
Bank Leumi Le-Israel BM	199,768	4,467,378
†Check Point Software Technologies Ltd.	11,164	1,594,777
Elbit Systems Ltd.	3,643	3,071,454
ICL Group Ltd.	84,944	438,414
Isracard Ltd.	0	2
Israel Discount Bank Ltd. Class A	158,477	1,600,261
Mizrahi Tefahot Bank Ltd.	19,639	1,435,152
†Nice Ltd.	7,412	818,348
†Nova Ltd.	3,782	1,670,162
Phoenix Financial Ltd.	29,372	1,568,290
†Teva Pharmaceutical Industries Ltd.	139,930	4,198,233
†Teva Pharmaceutical Industries Ltd. ADR	12,569	378,578
†Tower Semiconductor Ltd.	15,420	2,727,420
		28,513,061
Italy–3.06%
Banca Mediolanum SpA	29,489	597,483
Banca Monte dei Paschi di Siena SpA	279,566	2,439,360
Banco BPM SpA	149,863	2,084,667
BPER Banca SpA	189,757	2,486,806
Buzzi SpA	10,280	519,726
Davide Campari-Milano NV	79,179	565,708
LVIP SSGA International Index Fund–3

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Italy (continued)
Enel SpA	1,094,453	$11,965,467
Eni SpA	272,799	7,756,707
Ferrari NV	17,673	5,996,517
FinecoBank Banca Fineco SpA	81,994	1,824,261
Generali	113,834	4,579,714
Intesa Sanpaolo SpA	1,892,689	11,446,765
Italgas SpA	83,504	972,737
Leonardo SpA	53,810	3,660,126
Moncler SpA	31,180	1,877,302
Poste Italiane SpA	58,233	1,370,732
Prysmian SpA	38,335	4,527,022
Recordati Industria Chimica e Farmaceutica SpA	15,988	915,450
Snam SpA	277,650	2,103,319
†Telecom Italia SpA	2,239,135	1,674,341
Terna - Rete Elettrica Nazionale	194,560	2,225,263
UniCredit SpA	188,953	13,556,203
Unipol Assicurazioni SpA	43,742	1,016,134
		86,161,810
Japan–22.67%
Advantest Corp.	103,300	14,256,085
Aeon Co. Ltd.	314,600	3,761,338
AGC, Inc.	22,200	786,491
Aisin Corp.	60,700	855,148
Ajinomoto Co., Inc.	118,700	3,355,796
ANA Holdings, Inc.	24,500	438,777
Asahi Group Holdings Ltd.	221,300	2,209,598
Asahi Kasei Corp.	164,900	1,613,460
Asics Corp.	90,700	2,438,478
Astellas Pharma, Inc.	259,400	4,228,690
Bandai Namco Holdings, Inc.	77,300	1,907,021
Bridgestone Corp.	163,000	3,396,635
Canon, Inc.	118,200	3,279,736
Capcom Co. Ltd.	44,800	946,710
Central Japan Railway Co.	101,100	2,628,720
Chiba Bank Ltd.	80,000	1,035,564
Chubu Electric Power Co., Inc.	88,800	1,464,038
Chugai Pharmaceutical Co. Ltd.	94,900	5,233,586
Dai Nippon Printing Co. Ltd.	45,700	832,653
Daifuku Co. Ltd.	48,600	1,716,020
Dai-ichi Life Holdings, Inc.	487,400	4,494,798
Daiichi Sankyo Co. Ltd.	253,500	4,535,283
Daikin Industries Ltd.	36,400	4,366,066
Daito Trust Construction Co. Ltd.	41,500	972,518
Daiwa House Industry Co. Ltd.	74,000	2,321,597
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Daiwa Securities Group, Inc.	175,300	$1,661,035
Denso Corp.	250,700	3,143,297
Disco Corp.	12,300	5,013,273
East Japan Railway Co.	138,100	3,158,548
Ebara Corp.	61,700	1,746,611
Eisai Co. Ltd.	36,100	1,130,176
ENEOS Holdings, Inc.	358,660	3,231,572
FANUC Corp.	129,000	4,496,544
Fast Retailing Co. Ltd.	25,900	10,233,249
Fuji Electric Co. Ltd.	19,300	1,352,005
FUJIFILM Holdings Corp.	155,100	2,955,530
Fujikura Ltd.	208,800	5,742,423
Fujitsu Ltd.	247,300	5,057,448
Hankyu Hanshin Holdings, Inc.	27,500	795,164
Hikari Tsushin, Inc.	2,500	636,028
Hitachi Ltd.	618,600	18,146,933
Honda Motor Co. Ltd.	514,800	4,166,569
Hoya Corp.	45,800	7,939,904
Hulic Co. Ltd.	64,000	746,020
Ibiden Co. Ltd.	32,800	1,641,329
Idemitsu Kosan Co. Ltd.	106,815	1,048,657
IHI Corp.	135,800	2,801,961
Inpex Corp.	114,200	3,377,976
Isuzu Motors Ltd.	70,200	1,010,934
ITOCHU Corp.	806,000	10,252,707
Japan Airlines Co. Ltd.	14,200	231,835
Japan Exchange Group, Inc.	148,700	1,736,515
Japan Post Bank Co. Ltd.	237,700	3,876,940
Japan Post Holdings Co. Ltd.	235,200	2,715,726
Japan Post Insurance Co. Ltd.	67,200	677,752
Japan Tobacco, Inc.	164,500	6,310,856
JFE Holdings, Inc.	75,300	881,557
JX Advanced Metals Corp.	74,300	1,646,771
Kajima Corp.	55,600	2,121,064
Kansai Electric Power Co., Inc.	130,100	2,163,051
Kao Corp.	67,500	2,627,611
Kawasaki Heavy Industries Ltd.	98,000	1,843,100
Kawasaki Kisen Kaisha Ltd.	44,300	748,254
KDDI Corp.	410,900	6,996,282
Keyence Corp.	26,376	9,387,406
Kikkoman Corp.	88,500	803,470
†Kioxia Holdings Corp.	25,100	3,278,063
Kirin Holdings Co. Ltd.	98,500	1,566,759
Komatsu Ltd.	126,700	5,045,266
Konami Group Corp.	14,800	1,823,775
Kubota Corp.	131,900	2,113,722
Kyocera Corp.	186,500	2,859,705
LVIP SSGA International Index Fund–4

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Kyowa Kirin Co. Ltd.	30,200	$494,255
Lasertec Corp.	10,700	2,381,536
LY Corp.	393,600	949,021
M3, Inc.	59,600	611,756
Makita Corp.	33,700	1,107,596
Marubeni Corp.	193,900	7,093,238
MatsukiyoCocokara & Co.	39,600	630,286
Minebea Mitsumi, Inc.	49,200	816,970
Mitsubishi Chemical Group Corp.	188,400	1,101,410
Mitsubishi Corp.	434,200	14,895,650
Mitsubishi Electric Corp.	259,100	8,474,404
Mitsubishi Estate Co. Ltd.	148,000	4,107,954
Mitsubishi HC Capital, Inc.	116,000	1,040,876
Mitsubishi Heavy Industries Ltd.	431,700	11,861,672
Mitsubishi UFJ Financial Group, Inc.	1,539,700	26,073,157
Mitsui & Co. Ltd.	335,400	12,964,096
Mitsui Fudosan Co. Ltd.	375,500	4,002,994
Mitsui OSK Lines Ltd.	44,900	1,866,079
Mizuho Financial Group, Inc.	335,382	13,577,523
MonotaRO Co. Ltd.	35,600	385,887
MS&AD Insurance Group Holdings, Inc.	182,962	4,774,497
Murata Manufacturing Co. Ltd.	235,700	5,288,452
NEC Corp.	181,900	4,526,232
Nexon Co. Ltd.	49,500	932,416
NIDEC Corp.	104,800	1,330,773
Nintendo Co. Ltd.	153,400	8,756,936
Nippon Building Fund, Inc.	933	783,420
Nippon Paint Holdings Co. Ltd.	111,500	699,166
Nippon Sanso Holdings Corp.	21,900	776,538
Nippon Steel Corp.	699,110	2,578,000
Nippon Yusen KK	57,700	2,119,595
†Nissan Motor Co. Ltd.	275,500	597,110
Nitori Holdings Co. Ltd.	53,500	849,982
Nitto Denko Corp.	99,500	1,990,420
Nomura Holdings, Inc.	397,700	3,131,503
Nomura Research Institute Ltd.	55,507	1,519,095
NTT, Inc.	4,246,100	4,248,078
Obayashi Corp.	94,400	2,286,412
Obic Co. Ltd.	39,900	968,431
Olympus Corp.	146,100	1,391,943
Oracle Corp. Japan	4,200	227,777
Oriental Land Co. Ltd.	150,100	2,554,671
ORIX Corp.	164,800	4,889,837
Osaka Gas Co. Ltd.	53,400	2,162,942
Otsuka Corp.	32,600	624,117
Otsuka Holdings Co. Ltd.	57,500	4,080,824
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Pan Pacific International Holdings Corp.	236,000	$1,439,659
Panasonic Holdings Corp.	322,300	5,405,406
†Rakuten Group, Inc.	230,900	1,079,353
Recruit Holdings Co. Ltd.	196,100	8,544,065
Renesas Electronics Corp.	254,600	3,640,073
Resona Holdings, Inc.	299,000	3,410,916
Ryohin Keikaku Co. Ltd.	65,600	1,399,877
Sanrio Co. Ltd.	118,000	733,635
SBI Holdings, Inc.	72,940	1,350,582
SCREEN Holdings Co. Ltd.	25,400	1,513,244
Secom Co. Ltd.	52,600	2,003,576
Seibu Holdings, Inc.	28,100	785,079
Sekisui Chemical Co. Ltd.	43,500	730,307
Sekisui House Ltd.	80,800	1,810,490
Seven & i Holdings Co. Ltd.	296,600	3,989,163
Shimadzu Corp.	31,600	750,906
Shimano, Inc.	9,800	1,023,147
Shimizu Corp.	68,700	1,232,554
Shin-Etsu Chemical Co. Ltd.	229,400	9,340,887
Shionogi & Co. Ltd.	96,100	2,125,823
Shiseido Co. Ltd.	56,400	1,152,265
SMC Corp.	7,600	2,989,065
SoftBank Corp.	4,047,100	5,415,518
SoftBank Group Corp.	504,600	12,286,884
Sompo Holdings, Inc.	122,725	4,777,468
Sony Financial Group, Inc.	799,400	732,294
Sony Group Corp.	830,000	17,299,456
Subaru Corp.	76,000	1,224,465
Sumitomo Corp.	145,200	5,433,247
Sumitomo Electric Industries Ltd.	95,400	5,420,633
Sumitomo Metal Mining Co. Ltd.	32,100	1,868,322
Sumitomo Mitsui Financial Group, Inc.	494,400	16,256,025
Sumitomo Mitsui Trust Group, Inc.	83,492	2,659,773
Sumitomo Realty & Development Co. Ltd.	81,000	2,298,440
Suntory Beverage & Food Ltd.	15,100	426,425
Suzuki Motor Corp.	209,700	2,555,975
Sysmex Corp.	67,200	586,043
T&D Holdings, Inc.	65,700	1,682,875
Taisei Corp.	20,500	2,123,834
Takeda Pharmaceutical Co. Ltd.	217,275	8,001,775
TDK Corp.	276,000	3,585,314
Terumo Corp.	186,100	2,500,207
TIS, Inc.	25,700	549,503
Toho Co. Ltd.	67,000	703,752
Tokio Marine Holdings, Inc.	248,700	11,674,210
LVIP SSGA International Index Fund–5

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Tokyo Electron Ltd.	60,400	$15,006,436
Tokyo Gas Co. Ltd.	40,600	1,912,099
Tokyu Corp.	57,800	682,275
TOPPAN Holdings, Inc.	33,900	894,102
Toray Industries, Inc.	172,600	1,229,365
Toyota Motor Corp.	1,282,400	26,657,676
Toyota Tsusho Corp.	99,200	3,844,669
Tsuruha Holdings, Inc.	36,200	565,792
Unicharm Corp.	142,300	834,316
West Japan Railway Co.	55,900	1,101,762
Yamaha Motor Co. Ltd.	116,800	843,810
Yokogawa Electric Corp.	35,800	1,106,354
Yokohama Financial Group, Inc.	130,000	1,160,405
Zensho Holdings Co. Ltd.	13,300	776,491
ZOZO, Inc.	54,300	380,258
		638,050,026
Luxembourg–0.20%
ArcelorMittal SA	56,620	2,936,398
CVC Capital Partners PLC	22,347	291,747
Eurofins Scientific SE	14,016	1,022,733
Tenaris SA	48,817	1,427,034
		5,677,912
Mexico–0.05%
Fresnillo PLC	28,737	1,273,797
		1,273,797
Netherlands–5.35%
ABN AMRO Bank NV	75,793	2,402,700
†Adyen NV	3,445	3,447,930
Aegon Ltd.	164,756	1,204,897
Akzo Nobel NV	21,553	1,238,981
†Argenx SE	8,342	6,054,115
ASM International NV	6,471	4,904,711
ASML Holding NV	52,634	69,990,377
ASR Nederland NV	22,926	1,578,382
BE Semiconductor Industries NV	9,909	2,122,446
Euronext NV	10,500	1,686,109
EXOR NV	10,990	841,260
Ferrovial SE	72,691	4,729,018
Heineken Holding NV	15,605	1,110,550
Heineken NV	40,191	3,091,425
ING Groep NV	392,373	10,184,697
Koninklijke Ahold Delhaize NV	124,537	5,799,589
Koninklijke KPN NV	548,108	3,054,949
Koninklijke Philips NV	104,101	2,847,395
†Magnum Ice Cream Co. NV	65,977	968,459
†Nebius Group NV	28,300	2,936,408
NN Group NV	38,865	3,035,197
Prosus NV	182,110	8,430,881
Qiagen NV	27,958	1,132,571
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands (continued)
Randstad NV	11,867	$309,727
Stellantis NV	275,249	1,989,385
Universal Music Group NV	151,911	2,948,715
Wolters Kluwer NV	32,909	2,457,914
		150,498,788
New Zealand–0.22%
Auckland International Airport Ltd.	241,613	1,106,578
Contact Energy Ltd.	116,427	618,869
Fisher & Paykel Healthcare Corp. Ltd.	83,069	1,801,224
Infratil Ltd.	131,167	884,445
Meridian Energy Ltd.	164,454	526,435
†Xero Ltd.	21,233	1,122,160
		6,059,711
Norway–0.74%
Aker BP ASA	40,234	1,487,408
DNB Bank ASA	115,845	3,624,632
Equinor ASA	99,800	4,251,916
Gjensidige Forsikring ASA	23,519	615,226
Kongsberg Gruppen ASA	55,940	2,384,537
Mowi ASA	60,866	1,384,324
Norsk Hydro ASA	194,005	2,067,782
Orkla ASA	100,554	1,265,434
Salmar ASA	10,141	591,730
Telenor ASA	87,331	1,535,952
Yara International ASA	25,524	1,491,989
		20,700,930
Poland–0.02%
†InPost SA	32,528	575,874
		575,874
Portugal–0.22%
Banco Comercial Portugues SA Class R	1,080,570	1,052,441
EDP Renovaveis SA	45,124	723,242
EDP SA	434,335	2,298,369
Galp Energia SGPS SA	49,966	1,198,064
Jeronimo Martins SGPS SA	34,664	828,862
		6,100,978
Singapore–1.48%
CapitaLand Ascendas REIT	515,065	994,052
CapitaLand Integrated Commercial Trust	762,408	1,367,193
CapitaLand Investment Ltd.	287,328	611,606
DBS Group Holdings Ltd.	286,352	12,742,698
†Grab Holdings Ltd. Class A	320,400	1,172,664
Keppel Ltd.	190,715	1,756,908
LVIP SSGA International Index Fund–6

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Singapore (continued)
Oversea-Chinese Banking Corp. Ltd.	474,840	$8,132,940
Sembcorp Industries Ltd.	127,800	663,686
Singapore Airlines Ltd.	203,050	1,047,066
Singapore Exchange Ltd.	109,100	1,664,335
Singapore Technologies Engineering Ltd.	194,800	1,653,313
Singapore Telecommunications Ltd.	1,060,400	4,074,338
United Overseas Bank Ltd.	177,485	5,080,639
Wilmar International Ltd.	231,500	695,513
		41,656,951
Spain–3.62%
Acciona SA	2,808	738,398
ACS Actividades de Construccion y Servicios SA	23,241	2,834,364
Aena SME SA	101,440	2,992,206
Amadeus IT Group SA	63,851	3,651,047
Banco Bilbao Vizcaya Argentaria SA	777,763	16,799,337
Banco de Sabadell SA	653,650	2,341,566
Banco Santander SA	2,004,929	22,476,699
Bankinter SA	88,905	1,408,022
CaixaBank SA	514,828	6,171,581
†Cellnex Telecom SA	68,237	2,194,143
Endesa SA	41,080	1,713,162
Grifols SA	36,493	381,790
Iberdrola SA	868,724	19,888,699
Indra Sistemas SA	10,893	608,815
Industria de Diseno Textil SA	152,088	8,852,860
Mapfre SA	123,261	549,312
Naturgy Energy Group SA	25,873	774,548
Redeia Corp. SA	59,962	1,016,376
Repsol SA	154,700	4,354,568
Telefonica SA	478,978	2,095,782
		101,843,275
Sweden–3.60%
AddTech AB Class B	36,862	1,264,916
Alfa Laval AB	38,854	2,125,311
Assa Abloy AB Class B	141,352	5,109,573
Atlas Copco AB Class A	376,912	6,651,299
Atlas Copco AB Class B	223,088	3,487,370
Beijer Ref AB Class B	48,567	673,290
†Boliden AB	41,858	2,194,273
Epiroc AB Class A	84,201	2,072,762
Epiroc AB Class B	56,651	1,213,553
EQT AB	65,888	2,044,351
Essity AB Class B	78,392	2,020,382
Evolution AB	20,074	1,261,619
†Fastighets AB Balder Class B	93,999	550,516
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
H & M Hennes & Mauritz AB Class B	65,847	$1,231,921
Hexagon AB Class B	278,550	2,710,881
Holmen AB Class B	10,810	387,646
Industrivarden AB Class A	15,792	786,539
Industrivarden AB Class C	22,370	1,108,852
Indutrade AB	37,202	852,999
Investment AB Latour Class B	20,999	452,681
Investor AB Class B	244,487	9,259,875
L E Lundbergforetagen AB Class B	10,779	612,827
Lifco AB Class B	33,061	1,000,174
Nibe Industrier AB Class B	220,153	919,895
Saab AB Class B	46,672	3,054,671
Sagax AB Class B	28,074	518,036
Sandvik AB	142,030	5,459,894
Securitas AB Class B	62,133	1,040,599
Skandinaviska Enskilda Banken AB Class A	205,883	3,804,491
Skanska AB Class B	49,422	1,336,821
SKF AB Class B	43,476	1,048,029
†Spotify Technology SA	21,720	10,532,245
Svenska Cellulosa AB SCA Class B	78,876	914,517
Svenska Handelsbanken AB Class A	201,875	2,661,464
Swedbank AB Class A	120,965	4,122,912
†Swedish Orphan Biovitrum AB	28,289	1,185,604
Tele2 AB Class B	67,380	1,394,596
Telefonaktiebolaget LM Ericsson Class B	399,017	4,548,887
Telia Co. AB	334,606	1,714,277
Trelleborg AB Class B	26,691	998,230
Volvo AB Class A	29,089	952,804
Volvo AB Class B	183,580	6,035,982
		101,317,564
Switzerland–9.74%
ABB Ltd.	211,555	17,201,099
Alcon AG	70,376	5,319,737
Avolta AG	9,924	595,006
Banque Cantonale Vaudoise	3,061	497,857
Barry Callebaut AG	567	997,123
BKW AG	2,293	452,087
Chocoladefabriken Lindt & Spruengli AG	135	3,702,923
Cie Financiere Richemont SA Class A	72,387	12,781,083
Coca-Cola HBC AG Class DI	27,385	1,542,576
DSM-Firmenich AG	23,966	1,714,145
EMS-Chemie Holding AG	926	728,104
LVIP SSGA International Index Fund–7

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Switzerland (continued)
Galderma Group AG	21,759	$4,276,376
Geberit AG	4,709	3,178,716
Givaudan SA	1,302	4,402,714
†Glencore PLC	1,382,413	10,470,221
Helvetia Baloise Holding AG	11,493	2,974,505
Holcim AG	68,432	5,656,721
Julius Baer Group Ltd.	27,404	2,015,674
Kuehne & Nagel International AG	5,884	1,347,466
Logitech International SA	19,817	1,840,296
Lonza Group AG	9,580	6,145,746
Nestle SA	348,823	34,216,398
Novartis AG	257,501	39,524,940
Partners Group Holding AG	3,135	3,379,030
Roche Holding AG	95,165	37,979,480
Roche Holding AG Class BR	4,744	1,965,734
Sandoz Group AG	59,373	4,651,927
Schindler Holding AG	8,106	2,627,978
SGS SA	23,978	2,527,017
Sika AG	20,986	3,473,565
Sonova Holding AG	6,637	1,513,325
STMicroelectronics NV	88,927	3,026,062
Straumann Holding AG	14,728	1,540,889
Swatch Group AG Class BR	3,210	708,644
Swiss Life Holding AG	4,048	4,409,135
Swiss Prime Site AG	11,967	2,026,230
Swiss Re AG	41,920	7,041,603
Swisscom AG	3,759	3,154,413
UBS Group AG	428,238	16,698,453
VAT Group AG	3,459	2,157,867
Zurich Insurance Group AG	19,474	13,764,583
		274,227,448
Thailand–0.16%
†Sea Ltd. ADR	53,600	4,438,616
		4,438,616
United Kingdom–14.01%
3i Group PLC	139,726	4,553,811
Admiral Group PLC	35,512	1,485,316
Airtel Africa PLC	124,966	576,261
Anglo American PLC	151,181	6,491,046
Associated British Foods PLC	39,405	986,400
AstraZeneca PLC	210,059	41,074,926
Autotrader Group PLC	110,935	694,351
Aviva PLC	436,196	3,500,642
BAE Systems PLC	407,480	11,946,703
Barclays PLC	1,898,433	9,935,420
Barratt Redrow PLC	164,978	573,807
BP PLC	2,120,007	16,592,880
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
British American Tobacco PLC	298,129	$17,309,013
BT Group PLC	879,995	2,466,244
Bunzl PLC	42,291	1,273,189
Centrica PLC	687,409	1,946,354
Coca-Cola Europacific Partners PLC	29,260	2,685,275
Compass Group PLC	237,665	6,631,070
Diageo PLC	302,906	5,633,208
Endeavour Mining PLC	25,769	1,552,576
GSK PLC	554,006	15,260,361
Haleon PLC	1,229,759	6,086,070
Halma PLC	55,002	2,806,795
HSBC Holdings PLC (London Shares)	2,326,036	38,199,526
Imperial Brands PLC	103,163	4,183,033
Informa PLC	169,477	1,702,179
InterContinental Hotels Group PLC	19,554	2,578,680
International Consolidated Airlines Group SA Class DI	163,906	777,949
Intertek Group PLC	20,639	1,004,272
J Sainsbury PLC	209,264	938,969
JD Sports Fashion PLC	339,910	322,391
Kingfisher PLC	222,192	844,849
Land Securities Group PLC	100,363	740,302
Legal & General Group PLC	765,060	2,514,241
Lloyds Banking Group PLC	8,042,352	9,967,965
London Stock Exchange Group PLC	61,238	7,231,456
M&G PLC	290,077	1,053,685
Marks & Spencer Group PLC	249,120	1,122,465
Melrose Industries PLC	165,784	1,123,385
National Grid PLC	674,352	11,383,129
NatWest Group PLC	1,071,406	7,936,914
Next PLC	15,362	2,595,391
Pearson PLC	82,873	1,092,587
Reckitt Benckiser Group PLC	88,792	5,970,404
RELX PLC	248,181	8,130,993
Rentokil Initial PLC	371,460	2,305,253
Rio Tinto PLC	153,727	14,261,818
Rolls-Royce Holdings PLC	1,148,469	17,448,031
Sage Group PLC	129,513	1,451,244
Schroders PLC	75,098	578,221
Segro PLC	191,319	1,640,094
Severn Trent PLC	37,424	1,534,893
Shell PLC	778,640	36,062,757
Smith & Nephew PLC	118,492	1,877,388
Smiths Group PLC	45,532	1,389,464
Spirax Group PLC	9,806	879,734
LVIP SSGA International Index Fund–8

LVIP SSGA International Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
SSE PLC	162,082	$5,602,947
Standard Chartered PLC	255,559	5,325,813
Standard Life PLC	80,694	730,806
Tesco PLC	848,736	5,334,330
Unilever PLC	298,808	16,404,373
United Utilities Group PLC	102,265	1,783,110
†Verisure PLC	35,420	367,678
Vodafone Group PLC	2,630,454	3,967,649
Whitbread PLC	24,838	763,651
†Wise PLC Class A	88,658	1,067,636
		394,253,373
United States–0.16%
†=CyberArk Software Ltd.	7,220	324,900
†Monday.com Ltd.	4,300	297,173
Sunbelt Rentals Holdings, Inc.	60,097	3,833,667
		4,455,740
Total Common Stock (Cost $1,246,803,993)		2,763,762,371
ΔCONVERTIBLE PREFERRED STOCK–0.02%
Germany–0.02%
Dr. Ing hc F Porsche AG	13,905	633,433
Total Convertible Preferred Stock (Cost $1,171,761)		633,433
ΔPREFERRED STOCKS–0.23%
Germany–0.23%
Bayerische Motoren Werke AG 5.52%	6,484	596,866
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Germany (continued)
Henkel AG & Co. KGaA 3.06%	21,604	$1,668,891
Porsche Automobil Holding SE 6.10%	18,229	667,495
Sartorius AG 0.35%	3,115	779,425
Volkswagen AG 7.28%	27,507	2,813,759
Total Preferred Stocks (Cost $6,458,768)		6,526,436
ΔRIGHTS–0.00%
Italy–0.00%
†=Telecom Italia SpA expiration date 4/30/26	2,239,135	3
		3
Singapore–0.00%
†=CapitaLand Ascendas REIT expiration date 4/15/26	14,421	1,346
		1,346
Total Rights (Cost $0)		1,349

MONEY MARKET FUND–0.28%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 3.60%)	7,727,795	7,727,795
Total Money Market Fund (Cost $7,727,795)		7,727,795

TOTAL INVESTMENTS–98.74% (Cost $1,262,162,317)	2,778,651,384
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.26%	35,523,877
NET ASSETS APPLICABLE TO 209,988,235 SHARES OUTSTANDING–100.00%	$2,814,175,261

ΔSecurities have been classified by country of origin.
†Non-income producing.
=The value of this security was determined using significant unobservable inputs.

The following futures contracts were outstanding at March 31, 2026:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
264	ICE U.S. mini MSCI EAFE Index Futures	$38,294,520	$38,507,502	6/19/26	$—	$(212,982)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

LVIP SSGA International Index Fund–9

LVIP SSGA International Index Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
EAFE–Europe Australasia Far East
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
REIT–Real Estate Investment Trust
LVIP SSGA International Index Fund–10